Condensed Consolidating Financial Information (Details 4) (USD $)	3 Months Ended					3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 08, 2010	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2010 Parent	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Mar. 31, 2013 Consolidations and Eliminations	Mar. 31, 2012 Consolidations and Eliminations	Dec. 31, 2010 Consolidations and Eliminations	May 29, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]
Condensed Consolidating Financial Information
Principal amount			$ 292,300,000		$ 325,000,000										$ 300,000,000			$ 300,000,000
Interest rate (as a percent)	10.50%				10.50%											7.375%	8.875%	8.875%
Net cash provided by operating activities	31,844,000	66,211,000				35,541,000	24,748,000		(3,697,000)	41,463,000		0	0
Cash flows from investing activities:
Purchases of property and equipment	(42,454,000)	(31,775,000)				(2,043,000)	(4,316,000)		(40,411,000)	(27,459,000)		0	0
Purchases of marketable securities	(15,792,000)	(19,187,000)				(15,792,000)	19,187,000		0	0		0	0
Sales and maturities of investments in marketable securities	16,690,000	0				16,690,000			0			0
Purchase of customer relationships	(1,195,000)	0				0			1,195,000			0
Change in restricted cash	0	718,000					0			718,000			0
Other	0	32,000					16,000			16,000			0
Net cash used in investing activities	(42,751,000)	(50,212,000)				(1,145,000)	(23,487,000)		(41,606,000)	(26,725,000)		0	0
Cash flows from financing activities:
Principal payments under capital lease obligations	(381,000)	(415,000)				(28,000)	(9,000)		(353,000)	(406,000)		0	0
Payment of dividends	(199,000)	(5,441,000)				(199,000)	(5,441,000)		0	0		0	0
Proceeds from exercises of stock options	0	46,000					46,000			0			0
Change in due to/from affiliates, net		0					(8,006,000)			(8,006,000)			0
Other	(14,000)	(31,000)				0	0		(14,000)	(31,000)		0	0
Net cash used in financing activities	(566,000)	(5,779,000)				(227,000)	(13,410,000)		(339,000)	7,631,000		0	0
Net increase (decrease) in cash and cash equivalents	(11,473,000)	10,220,000				34,169,000	(12,149,000)		(45,642,000)	22,369,000		0	0
Cash and cash equivalents, beginning of period	157,621,000	211,783,000		211,783,000		70,312,000		148,363,000	87,309,000		63,420,000	0		0
Cash and cash equivalents, end of period	$ 146,148,000	$ 222,003,000		$ 211,783,000		$ 104,481,000	$ 136,214,000	$ 148,363,000	$ 41,667,000	$ 85,789,000	$ 63,420,000	$ 0	$ 0	$ 0